Transfers of Financial Assets - Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Repurchase agreements and securities lending transactions [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	¥ 9,837,768	¥ 8,068,054
Carrying amount of associated liabilities	8,561,981	7,911,064
Loans and advances [member] | Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,522,945	1,545,664
Carrying amount of associated liabilities	1,207,662	1,234,536
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,720,956	1,740,057
Fair value of associated liabilities	1,263,296	1,286,803
Net position	457,660	453,254
Loans and advances [member] | Corporate loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	849,842	1,083,861
Carrying amount of associated liabilities	788,300	761,080
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	855,254	1,088,121
Fair value of associated liabilities	788,300	761,128
Net position	¥ 66,954	¥ 326,993